PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2024 and December 31, 2023 is summarized as follows:

	March 31, 2024 (000’s)	December 31, 2023 (000’s)
Computer equipment	$531	$531
Furniture and fixtures	109	109
Manufacturing equipment	-	372
Testing/Demo equipment	312	356
Leasehold improvements	84	84
Total	1,036	1,452
Less accumulated depreciation	(854)	(943)
Property and equipment, net	$182	$509

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years. Leasehold improvements are depreciated over the related expected lease term. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in earnings.

During the three months ended March 31, 2024, the Company re-assessed it’s carrying amounts of certain property and equipment due to reduced manufacturing of its commercial products and determined that these carrying amounts exceeded the estimated undiscounted future cash flows. Accordingly, the Company recorded a $253,411 impairment charge to current operations.

Depreciation expenses were $73,376 and $79,468 for the three months ended March 31, 2024 and 2023, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2023 and 2022 is summarized as follows:

	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Computer equipment	$531	$397
Furniture and fixtures	109	109
Manufacturing equipment	372	372
Testing/Demo equipment	356	304
Leasehold improvements	84	84
Total	1,452	1,266
Less accumulated depreciation	(943)	(601)
Property and equipment, net	$509	$665

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years. Leasehold improvements are depreciated over the related expected lease term. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in earnings.

Depreciation expenses were $342,028 and $273,915 for the year ended December 31, 2023 and 2022, respectively.